Investment property	6 Months Ended
Dec. 31, 2023
Investment property
Investment property

16Investment property

Total
£’000
At 1 July 2023
Cost	32,193
Accumulated depreciation and impairment	(12,200)
Net book amount	19,993
Six months ended 31 December 2023
Opening net book amount	19,993
Depreciation charge	(140)
Closing net book amount	19,853
At 31 December 2023
Cost	32,193
Accumulated depreciation and impairment	(12,340)
Net book amount	19,853

At 1 July 2022
Cost	32,193
Accumulated depreciation and impairment	(11,920)
Net book amount	20,273
Six months ended 31 December 2022
Opening net book amount	20,273
Depreciation charge	(140)
Closing net book amount	20,133
At 31 December 2022
Cost	32,193
Accumulated depreciation and impairment	(12,060)
Net book amount	20,133

Investment properties were externally valued as of 30 June 2023 in accordance with the Royal Institution of Chartered Surveyors (“RICS”) Valuation - Global Standards 2017 on the basis of Fair Value (as defined in the Standards). The fair value of investment properties as of 30 June 2023 was £32,970,000. Management has considered the carrying amount of investment property as of 31 December 2023 and concluded that, as there are no indicators of impairment, an impairment test is not required.

Fair value of investment properties is determined using inputs that are not based on observable market data, consequently the asset is categorized as Level 3.